Operations Classified as Held for Sale	12 Months Ended
Dec. 31, 2023
Assets And Liabilities Classified As Held For Sale [Abstract]
Operations Classified as Held for Sale	Operations classified as held for sale
The breakdown of non-current assets and disposal groups held for sale and liabilities associated at December 31, 2023 and December 31, 2022 is as follows:

Millions of euros	12/31/2023	12/31/2022
Fiber optic assets in Peru	273	—
Goodwill (Note 7)	34	—
Property, plant and equipment (Note 8)	198	—
Others	41	—
Other assets	—	7
Non-current assets and disposal groups held for sale	273	7

Millions of euros	12/31/2023	12/31/2022
Liabilities associated with Fiber optic assets in Peru	37	—
Liabilities associated with non-current assets and disposal groups held for sale	37	—
Fiber optic business in Peru